Provision for Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Provision for Income Taxes
Schedule of deferred tax asset and liability

	2024	2023
Deferred tax asset
Net operating loss	$212,557	$—
Allowance for loan losses	448,749	459,764
Available for sale debt securities	203,576	277,048
Lease liability	144,001	160,516
Equity compensation	6,162	7,559
Accrued expenses	43,792	45,983
Impairment of foreclosed assets, net	257,047	—
Other	21,536	7,121
Subtotal	1,337,420	957,991
Less valuation allowance	(321,355)	—
	1,016,065	957,991

Deferred tax liability
Property and equipment	62,866	60,384
Mortgage servicing rights	213,038	224,419
Right-of-use-asset	145,205	162,381
Deferred loan costs	14,616	23,858
Other	—	33
	435,725	471,075
Net deferred tax asset	$580,340	$486,916

Schedule of provision for income taxes

	2024	2023
Current tax expense	$79,248	$195,171
Deferred tax expense (benefit)	(138,356)	249,564
	$(59,108)	$444,735

Summary of income tax reconciliation

Income tax expense was $41,000 for the three months ended September 30, 2024, a decrease of $160,000, as compared to income tax expense of $201,000 for the three months ended September 30, 2023. The decrease in income tax expense was primarily the result of a change in Wisconsin tax law that provides for a subtraction from the Bank’s state taxable income for loan and fee interest income from certain commercial and agricultural loans. Based upon the provisions of this new state tax law, management determined that the Company was highly unlikely to incur a material Wisconsin tax liability in the foreseeable future, instead generating Wisconsin net operating loss carryforwards that would never be realized.  Since the state rate at which net deferred tax assets are expected to be realized is 0%, the Company eliminated its state net deferred tax asset balances as of July 1, 2023, resulting in deferred tax expense of approximately $112,000 for the three months ended September 30, 2023. A summary of income tax expense compared to the federal income tax statutory rate is set forth below.

	2024	2023
At Federal statutory rate at 21%	$45,626	$60,412
Adjustments resulting from:
Wisconsin change in tax law	-	112,058
Earnings on bank owned life insurance	(14,069)	(12,594)
State tax, net of federal benefit	-	-
Other	9,042	41,603
Provision for Income Taxes	$40,599	$201,479

	2024	2023
At Federal statutory rate at 21%	$(51,681)	$444,529
Adjustments resulting from:
Tax exempt interest	(5,008)	(5,365)
Wisconsin change in tax law	112,058	—
Earnings and gain on bank owned life insurance	(52,245)	(104,520)
State tax, net of federal benefit	(321,355)	112,009
Equity compensation	23,534	5,664
Increase/decrease in valuation allowance	321,355	—
Other	(85,766)	(7,582)
Income tax expense	$(59,108)	$444,735